RESTRICTED NET ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity [Line Items]
Restricted amounts of Company's PRC subsidiary, VIEs and their wholly owned subsidiaries	$ 79,677	$ 77,565